1933 Act File No. 33-45753
                                                   1940 Act File No. 811-6561

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ------

     Pre-Effective Amendment No.         ...........................

     Post-Effective Amendment No.   13  ............................    X
                                  ------                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

     Amendment No.   12  ...........................................    X
                   ------                                            ------

                                    CCB FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)

 X on SEPTEMBER 28, 1999 pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:              Matthew G. Maloney, Esquire
                      Dickstein, Shapiro & Morin
                      2101 L Street, N.W.
                      Washington, D.C.  20037

12

PROSPECTUS

CCB EQUITY FUND

A Portfolio of CCB Funds

A mutual fund seeking to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments by investing primarily in dividend paying common stocks.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Exchange Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

   september 30, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests primarily in a broad, diversified range of dividend paying common stocks of companies deemed to have above average earnings growth prospects and whose shares are available at reasonable prices. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 65% of its total assets are invested in equity securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's return include:


STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The investment adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

The Fund is for trust clients of Central Carolina Bank and Trust Company (Central Carolina Bank or Adviser) and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in dividend paying common stocks.

The Shares offered by this prospectus are not deposits or obligations of Central Carolina Bank or its affiliates, are not endorsed or guaranteed by Central Carolina Bank or its affiliates and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of CCB Equity Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 35.00%

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 29.16%, 21.43%, 30.27%, and 24.49%.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return from January 1, 1999 to June 30, 1999 was 8.05%.

Within the period shown in the Chart, the Fund's highest quarterly return was 21.31% (quarter ended December 31, 1998). Its lowest quarterly return was (10.72%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

                                      STANDARD &

CALENDAR PERIOD      CCB EQUITY       POOR'S 500
                     FUND

1 Year               24.49%           28.58%
Start of             26.17%
Performance1

1 THE FUND'S START OF PERFORMANCE DATE WAS DECEMBER 5, 1994.

The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500, a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

CCB EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements)(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee2 0.85% Distribution (12b-1) Fee3 0.35% Shareholder Services Fee4 0.25% Other Expenses 0.24% Total Annual Fund Operating Expenses 1.34% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended May 31, 1999.
   Total Waivers and Reimbursements of Fund Expenses              0.34%
   Total Actual Annual Fund Operating Expenses (after waivers     1.00%
   and reimbursements)

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.76% for the year ended May 31, 1999.

3 The Fund did not pay or accrue the distribution services (12b-1) fee during the year ended May 31, 1999. The Fund has no present intention of paying or accruing the (12b-1) fee during the year ending May 31, 2000.

4 The Fund did not pay or accrue the shareholder services fee during the year ended May 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ending May 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS/REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
CCB Equity Fund                   $136        $425        $734      $1,613

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in equity securities. The Fund invests primarily in a broad, diversified range of dividend paying common stocks which, in the Adviser's opinion, are trading at a low valuation in relation to their history, to their current market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors.

The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the "value" style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for growth attributes.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser or sub-adviser believe it is appropriate to do so in light of the Fund's investment objective. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by the Fund (and thus, indirectly by its shareholders), and affects performance. In addition, a high rate of portfolio turnover may result in the regulation of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.. The NAV is determined based upon the market value of the Fund's portfolio securities.

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may waive these minimums for purchases made by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to trust clients of Central Carolina Bank and its affiliates and individual investors.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. The Fund is not presently paying or accruing 12b-1 fees. The Fund will not pay or accrue these fees until a separate class of shares has been created for certain trust and institutional investors. Once the Fund begins accruing the 12b-1 fee, the Fund expenses will rise.

HOW TO PURCHASE SHARES

You may purchase Shares through Central Carolina Bank, or through an investment professional that has an agreement with the Distributor (Authorized Dealer).

THROUGH CENTRAL CAROLINA BANK

An investor may purchase Shares by calling Central Carolina Bank at 1-800-386-3111. Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Payment is normally required within three business days.

     Texas residents must purchase Shares of the Fund through Federated Securities Corp. at 1-800-618-8573.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

An investor may exchange Shares of the Fund for certain other funds administered or distributed by subsidiaries of Federated that are not advised by Central Carolina Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchange, call Central Carolina Bank at 1-800-386-3111. Both accounts must have a common owner.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may add to your investment on a regular basis in amounts of at least $100. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund Shares at the NAV next determined after an order is received by the Fund. You may apply for participation in this program through Central Carolina Bank or through the Distributor.

HOW TO EXCHANGE SHARES

You may exchange Shares of the Fund into shares of certain Federated Funds.

The Federated Funds you may exchange into are:

     o Liberty U.S. Government Money Market Trust- a U.S. government money market fund; and

     o    Federated American Leaders Fund, Inc.- a high-quality equity fund.

To do this, you must:

     o    meet any minimum initial investment requirements; and

     o    receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

BY TELEPHONE

You may exchange Shares by telephone by calling 1-800-386-3111, or by calling your Authorized Dealer directly.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

BY MAIL

You may exchange Shares by sending a written request to the Fund. Send your requests by mail to:

CCB Funds

c/o Federated Shareholder Services Company

P.O. Box 8609

Boston, MA 02266

In addition, you may exchange Shares by sending a written request to your Authorized Dealer directly.

HOW TO REDEEM SHARES

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Central Carolina Bank or directly from the Fund.

Redemption requests must be received by 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

BY TELEPHONE

You may redeem Shares by calling Central Carolina Bank at 1-800-386-3111.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

BY MAIL

You may redeem Shares by sending a written request to the Fund.

Send your written redemption request including your name, the Fund name, your account number and the Share or dollar amount requested to:

CCB Funds

c/o Federated Shareholder Services Company

P.O. Box 8609

Boston, MA 02266

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares on a regular basis. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

ADDITIONAL CONDITIONS

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Central Carolina Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 111 Corcoran Street, Durham, North Carolina 27702.

The Adviser has entered into a sub-advisory agreement with Franklin Street Advisors, Inc. (Sub-Adviser), to manage the Fund, subject to oversight by the Adviser. The Sub-Adviser's address is 6330 Quadrangle Drive, Chapel Hill, North Carolina 27514.

The Adviser is the lead bank within CCB Financial Corporation, which is a multibank holding company that includes a commercial bank subsidiary with offices in North Carolina. The Adviser has managed commingled funds since 1953. As of June 30, 1998, the Trust Division managed $2.4 billion. The Trust Division also manages two commingled funds with approximately $260 million in total assets. The Adviser has managed CCB Funds since their inception in July 1992.

The Sub-Adviser is a registered investment advisory firm founded in 1990 and is a wholly-owned subsidiary of Franklin Street Partners, Inc., a privately owned holding company that also owns a private non-depository trust bank. The Sub-Adviser manages assets in excess of $575 million.

ADVISORY FEES

The Fund's Adviser receives an annual maximum investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive all or a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.

     Robert C. Eubanks, Jr. has been the Fund's portfolio manager since its inception. Mr. Eubanks is the President of Franklin Street Advisors, Inc., and has served in that capacity since 1990. He is also vice-chairman and chief investment officer of Franklin Street Trust, an affiliate of the Sub-Adviser. Prior to founding Franklin Street Trust, he was co-founder and president of McMillion Eubanks Capital Management in Greensboro, North Carolina.

     William B. Thompson, Jr. has been a co-portfolio manager to the Fund since November 1995. Mr. Thompson is a partner with Franklin Street Partners, Inc., the parent company of Franklin Street Advisors, Inc. Prior to joining Franklin Street Partners, he was co-founder and President of Peacock-Thompson Investment Management in Cary, North

Carolina.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

[The Financial Highlights to be filed by Amendment].

CCB EQUITY FUND

A Portfolio of CCB Funds

A Statement of Additional Information (SAI) dated July 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, semi-annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-6561
CUSIP 12500E307

005826 (9/99)

STATEMENT OF ADDITIONAL INFORMATION

CCB EQUITY FUND

A Portfolio of CCB Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for CCB Equity Fund (Fund), dated September 30, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

   september 30, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Purchases at Net Asset Value
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Financial Information
Investment Ratings
Addresses

CUSIP 12500E307

005902 (9/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of CCB Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Fund changed its name from 111 Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Fund's investment adviser is Central Carolina Bank and Trust Company (Central Carolina Bank or Adviser).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

P = PRINCIPAL investment of a Fund; (shaded in chart)

A = ACCEPTABLE (but not principal) investment of a Fund

AGENCY SECURITIES                                      A
AMERICAN DEPOSITARY RECEIPTS                           A
BANK INSTRUMENTS                                       A
COMMON STOCKS                                          P
CONVERTIBLE SECURITIES                                 A
CORPORATE DEBT SECURITIES                              A
DELAYED DELIVERY TRANSACTIONS                          A
DERIVATIVE CONTRACTS                                   A
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES  A
LENDING OF PORTFOLIO SECURITIES                        A
PREFERRED STOCKS                                       A
REPURCHASE AGREEMENTS                                  A
RESTRICTED AND ILLIQUID SECURITIES (1)                 A
REVERSE REPURCHASE AGREEMENTS                          A
SECURITIES OF FOREIGN ISSUERS  (2)                     A
TREASURY SECURITIES                                    A
WARRANTS                                               A
ZERO COUPON SECURITIES                                 A

     (1) The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

     (2) The Fund will not invest more than 10% of its total assets in securities of foreign issuers.

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the MARKET RISKS of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. The corporate debt securities in which the Fund invests are rated, at the time of purchase, at least Baa by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, determined by the Fund's Adviser to be of comparable quality. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The convertible securities in which the Fund invests are rated, at the time of purchase, at least BBB by Standard & Poor's or Fitch IBCA, Inc., or at least Baa by Moody's, or, if not rated, determined by the Fund's Adviser to be of comparable quality.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

it is organized under the laws of, or has a principal office located in, another country;

the principal trading market for its securities is in another country; or

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The only foreign securities in which the Fund invests are American Depositary Receipts.

AMERICAN DEPOSITARY RECEIPTS

     American Depositary Receipts ("ADRs") represent interests in underlying securities issued by a foreign company. The foreign securities underlying ADRs are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. ADRs involve risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: stock index futures contracts and financial futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Buy or write options to close out existing options positions.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities laws. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's risk factors are described below.

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The investment adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security [or close out a derivative contract] when it wants to. If this happens, the Fund will be required to continue to hold the security [or keep the position open], and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when- issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, variable rate demand notes, bonds debentures, notes, certificates of indebtedness, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purpose of exercising control or management.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

        for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

        for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares.

As of September __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.] (To be filed by amendment.)

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of one fund and is the only investment company in the Fund Complex.

As of September __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A POUND SIGN (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME                                                                        AGGREGATE
BIRTH DATE                                                                  COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH TRUST        FOR PAST FIVE YEARS                              TRUST


JOHN F. DONAHUE*+#         Chief Executive Officer and Director or                     $0
Birth Date: July 28,       Trustee of the Federated Fund Complex;
1924                       Chairman and Director, Federated Investors,
Federated Investors        Inc.; Chairman and Trustee, Federated
Tower                      Investment Management Company; Chairman and
1001 Liberty Avenue        Director, Federated Investment Counseling,
Pittsburgh, PA             and Federated Global Investment Management
CHARIMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.
THOMAS G. BIGLEY           Director or Trustee of the Federated Fund                    $
Birth Date: February 3,    Complex; Director, Member of Executive
1934                       Committee, Children's Hospital of Pittsburgh;
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated
Pittsburgh, PA             steel conduits/computer storage equipment);
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund                    $
Birth Date: June 23,       Complex; President, Investment Properties
1937                       Corporation; Senior Vice President,
Wood/Commercial Dept.      John R. Wood and Associates, Inc., Realtors;
John R. Wood               Partner or Trustee in private real estate
Associates, Inc.           ventures in Southwest Florida; formerly:
Realtors                   President, Naples Property Management, Inc.
3255 Tamiami Trial         and Northgate Village Development Corporation.

North Naples, FL

TRUSTEE

WILLIAM J. COPELAND        Director or Trustee of the Federated Fund                    $
Birth Date: July 4, 1918   Complex; Director and Member of the Executive
One PNC Plaza-23rd Floor   Committee, Michael Baker, Corp. (engineering,
Pittsburgh, PA             construction, operations, and technical
TRUSTEE                    services); Chairman, Pittsburgh Foundation;

                           Director, Forbes Fund (philanthropy);
                           formerly: Vice Chairman and Director, PNC
                           Bank, N.A. and PNC Bank Corp.; Director, Ryan

                           Homes, Inc.

                           Previous Positions: Director, United
                           Refinery; Director, Forbes Fund; Chairman,
                           Pittsburgh Foundation; Chairman, Pittsburgh
                           Civic Light Opera; Chairman, Health Systems
                           Agency of Allegheny County; Vice President,
                           United Way of Allegheny County; President,
                           St. Clair Hospital; Director, Allegheny

                           Hospital.

JOHN F. CUNNINGHAM++       Director or Trustee of some of the Federated                 $
Birth Date: March 5,       Fund Complex; Chairman, President and Chief
1943                       Executive Officer, Cunningham & Co., Inc.
353 El Brillo Way          (strategic business consulting); Trustee
Palm Beach, FL             Associate, Boston College; Director, EMC
TRUSTEE                    Corporation (computer storage systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund                    $
Birth Date: October 11,    Complex; Professor of Medicine, University of
1932                       Pittsburgh; Medical Director, University of
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;
Suite 1111                 Hematologist, Oncologist, and Internist,
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

EDWARD C. GONZALES*        Trustee or Director of some of the Funds in                 $0
Birth Date: October 22,    the Federated Fund Complex; President,
1930                       Executive Vice President and Treasurer of
Federated Investors        some of the Funds in the Federated Fund
Tower                      Complex; Vice Chairman, Federated Investors,
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company and Federated Investment
PRESIDENT, TREASURER       Counseling, Federated Global Investment
AND TRUSTEE                Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

PETER E. MADDEN            Director or Trustee of the Federated Fund                    $
Birth Date: March 16,      Complex; formerly: Representative,
1942                       Commonwealth of Massachusetts General Court;
One Royal Palm Way         President, State Street Bank and Trust
100 Royal Palm Way         Company and State Street Corporation.
Palm Beach, FL

TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The
                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated                 $
JR.++                      Fund Complex; Management Consultant.

Birth Date: April 10,

1945                       Previous Positions: Chief Executive Officer,
80 South Road              PBTC International Bank; Partner, Arthur
Westhampton Beach, NY      Young & Company (now Ernst & Young LLP);
TRUSTEE                    Chief Financial Officer of Retail Banking

                           Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund                    $
J.D., S.J.D.#              Complex; President, Law Professor, Duquesne
Birth Date: December       University; Consulting Partner, Mollica &
20, 1932                   Murray; Director, Michael Baker Corp.
President, Duquesne        (engineering, construction, operations, and
University                 technical services).
Pittsburgh, PA
TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova University School of Law.

MARJORIE P. SMUTS          Director or Trustee of the Federated Fund                    $
Birth Date: June 21,       Complex; Public
1935                       Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National Spokesperson,
TRUSTEE                    Aluminum Company of America; television
                           producer, business owner.

JOHN S. WALSH++            Director or Trustee of some of the Federated                 $
Birth Date: November       Fund Complex; President and Director, Heat
28, 1957                   Wagon, Inc. (manufacturer of construction
2007 Sherwood Drive        temporary heaters); President and Director,
Valparaiso, IN             Manufacturers Products, Inc. (distributor of
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+    President or Executive Vice President of the                $0
 Birth Date: April 11,     Federated Fund Complex; Director or Trustee
1949                       of some of the Funds in the Federated Fund
Federated Investors        Complex; President and Director, Federated
Tower                      Investors, Inc.; President and Trustee,
1001 Liberty Avenue        Federated Investment Management Company;
Pittsburgh, PA             President and Director, Federated Investment
EXECUTIVE VICE PRESIDENT   Counseling and Federated Global Investment

                           Management Corp.; President, Passport Research, Ltd.;
                           Trustee, Federated Shareholder Services Company;
                           Director, Federated Services Company.

JOHN W. MCGONIGLE          Executive Vice President and Secretary of the               $0
Birth Date: October 26,    Federated Fund Complex; Executive Vice
1938                       President, Secretary, and Director, Federated
Federated Investors        Investors, Inc.; Trustee, Federated
Tower                      Investment Management Company; Director,
1001 Liberty Avenue        Federated Investment Counseling and Federated
Pittsburgh, PA             Global Investment Management Corp.; Director,
EXECUTIVE VICE             Federated Services Company; Director,
PRESIDENT AND SECRETARY    Federated Securities Corp.
RICHARD B. FISHER          President or Vice President of some of the                  $0
 Birth Date: May 17,       Funds in the Federated Fund Complex; Director

1923                       or Trustee of some of the Funds in the
Federated Investors        Federated Fund Complex; Executive Vice
Tower                      President, Federated Investors, Inc.;
1001 Liberty Avenue        Chairman and Director, Federated Securities

Pittsburgh, PA             Corp.

VICE PRESIDENT

JOSEPH S. MACHI            Vice President and Assistant Treasurer of                   $0
Birth Date: May 22, 1962   some of the Funds.
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA



VICE PRESIDENT

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE EXECUTIVE VICE PRESIDENT OF THE TRUST.

     ++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 1999.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Trust, the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer.

SUB-ADVISER

The Fund is sub-advised by Franklin Street Advisors, Inc. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc. (Sub-Adviser), the Sub-Adviser furnishes certain investment advisory services to the Adviser, including investment research, statistical and other factual information, and recommendations, based on the Sub-Adviser's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For its services under the sub-advisory agreement, the Sub-Adviser receives 0.65% of the Fund's advisory fee. The Sub-Adviser is paid by the Adviser and not by the Fund. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, May 31, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

On May 31, 1999, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE      AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund. Federated Services Company provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Arthur Andersen LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED MAY 31,         1999              1998               1997
Advisory Fee Earned              $_____        $1,713,011           $913,689
Advisory Fee Reduction           $_____          $141,072           $166,477
Sub-Advisory Fee                 $_____        $1,309,949           $747,211
Brokerage Commissions            $_____          $291,312           $205,818
Administrative Fee               $_____          $290,642           $160,784
12b-1 Fee                            $0             -----              -----
Shareholder Services Fee         $_____              ----               ----

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and start of performance periods ended May 31, 1999.

Yield given for the 30-day period ended May 31, 1999.

                    Start of Performance

                30-DAY PERIOD  1 Year   5 Years  10 Years   on December 4, 1994
Total Return    NA             ___%     ___%     NA          ___%
Yield           ___%           NA       NA       NA          NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o STANDARD & POOR'S ("S&P") DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, which is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of CCB Equity Fund dated May 31, 1999. (To be filed by amendment.)

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

CCB EQUITY FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Central Carolina Bank and Trust Company
111 Corcoran Street

Durham, NC 27702

SUB-ADVISER
Franklin Street Advisors, Inc.
6330 Quadrange Drive
Chapel Hill, NC 27514

CUSTODIAN

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.

Item 23.

 (a)      (i)  Conformed Copy of Declaration of Trust of the Registrant 7;

         (ii) Conformed Copy of Amendment No. 1 to Declaration of Trust dated February 3, 1992 7;
        (iii) Conformed copy of Amendment No. 2 to Declaration of Trust dated August 25, 1994 6;

         (iv) Conformed Copy of Amendment No. 3 to Declaration of Trust dated August 25, 1994 9;
          (v) Conformed Copy of Amendment No. 4 to Declaration of Trust dated May 13, 1998 9;

 (b)      (i)  Copy of By-Laws of the Registrant 7;

         (ii)  Copy of Amendment No.1 to By-Laws of Registrant 9;
        (iii)  Copy of Amendment No.2 to By-Laws of Registrant 9;

         (iv)  Copy of Amendment No.3 to By-Laws of Registrant 9;
          (v)  Copy of Amendment No.4 to By-Laws of Registrant 9;

 (c)      (i)  Copy of Specimen Certificate for Shares of  Beneficial Interest
               of the 111 Corcoran Bond Fund 5;
         (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of the 111 Corcoran North Carolina Municipal Securities Fund 5;
        (iii) Copy of Specimen Certificate for Shares of Beneifical Interest of the 111 Corcoran Equity Fund 7;
 (d) (i) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A and B thereto 6;
         (ii) Conformed Copy of Exhibit C to the present
         Investment Advisory Contract to add 111 Corcoran
         Equity Fund 7;

        (iii) Conformed Copy of Sub-Advisory Agreement including Exhibit A on behalf of 111 Corcoran Equity Fund
 7; (e) (i) Conformed copy of Distributor's Contract of the
 Registrant and Exhibit A thereto 6;

         (ii) Conformed Copy of Exhibit B to Distributor's Contract to add 111 Corcoran Equity Fund 7;
 (f)    Not applicable;



  +     All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

                      (g) (i) Conformed copy of Custody Agreement of the Registrant, and Exhibits A, B, and C, thereto (Exhibit C is Custodian Fee Schedule) 9; (h) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant 7;

(ii) Conformed copy of Administrative Services Agreement 5;

                             (iii)  Conformed copy of Amendment No.1 to
                                    Administrative Services Agreement 9;
                              (iv)  Conformed Copy of Shareholder Services
                                    Plan 7;

                               (v) Conformed copy of Exhibit A to Shareholder
                              Services Plan on behalf of 111 Corcoran Equity Fund 7; (vi) Conformed copy of Exhibit B to Shareholder Services Plan on behalf of CCB Bond Fund; +

                             (vii) Conformed copy of Exhibit C to Shareholder
                           Services Plan on behalf of CCB North Carolina Municipal Securities Fund; + (viii) Conformed copy of Shareholder Services Agreement, and Exhibits A, B, and C, thereto; +

                      (i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered 7; (j) Conformed copy of Consent of Independent Public Accountants (To be filed by Amendment); (k) Not applicable; (l) Conformed Copy of Initial Capital Understanding 7; (m) (i) Copy of Rule 12b-1 Distribution Plan 6;

                              (ii) Conformed Copy of Exhibit A to Rule 12b-1
                             Plan on behalf of 111 Corcoran Equity Fund 7; (iii) Copy of Rule 12b-1 Agreement 6;

                              (iv)   Copy of Fee Schedule for Rule 12b-1
                                     Agreement with Federated Securities Corp.6;
                      (n)    Not applicable;
                      (o)    Not applicable;


  +     All exhibits have been filed electronically.

 5. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561) 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561) 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561) 9. Response is incorporated by reference to Registrant's Post-Effective Amendement No. 12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

             (p)      (i)  Conformed Copy of Power of Attorney of the
                           Registrant; +
                     (ii) Conformed Copy of Power of Attorney of Trustee of the Registrant; +

                    (iii) Conformed Copy of Power of Attorney of
                          Trustee of the Registrant; + (iv) Conformed Copy of Power of Attorney of Trustee of the Registrant; +

Item 24.       Persons Controlled by or Under Common Control with Registrant

               None

Item 25.       Indemnification: (1)

Item 26.       Business and Other Connections of Investment Adviser and
               Sub-Adviser:

(a) Central Carolina Bank and Trust Company (CCB), the Fund's adviser, was founded in 1903 as Durham Bank and Trust Company. Central Carolina Bank was created from Durham Bank and Trust Company on September 30, 1961. CCB is the lead bank within CCB Financial Corporation which is a multibank holding company that includes a commercial bank subsidiary with offices also in North Carolina. CCB Financial Corp. was incorporated in North Carolina in November, 1982. The principal executive offices of the bank are located at 111 Corcoran Street, Durham, North Carolina 27702. The activities of the bank encompass a full range of commercial banking services, including trust services.

     CCB has managed commingled funds since 1953. As of June 30, 1998, the Trust Division managed assets in excess of $2.4 billion. The Trust Division manages 2 commingled funds with assets of approximately $260 million.

     Franklin Street Advisors, Inc. is CCB Equity Fund's sub-adviser. The principal executive offices of the sub-adviser are located at 6330 Quadrangle Drive, Chapel Hill, North Carolina 27514. The sub-adviser is a registered investment advisory firm founded in 1990, and currently manages assets in excess of $575 million. Franklin Street Advisors, Inc. has not previously acted as an investment adviser to an investment company. Franklin Street Advisors, Inc. is a wholly-owned subsidiary of Franklin Street Partners, Inc., a privately-owned holding company. Franklin Street Partners, Inc. also owns a private non-depository trust bank, Franklin Street Trust Company, as well as another subsidiary, Franklin Street Securities, Inc.

                      ..............

     (1)  Response  is  incorporated   by  reference  to  Registrant's   Initial
Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

               The principal executive officers of the Fund's Investment Adviser and Sub-Adviser, the Directors of the Fund's Adviser and Sub-Adviser, and Partners of the Fund's Sub-Adviser are set forth in the following tables.

(b)

           (1)                                 (2)                             (3)
                                                                   Other Substantial
                                      Position with                Business, Profession,
NAME                                   THE ADVISER                 VOCATION OR EMPLOYMENT



Ernest C. Roessler                    Chairman; President;           Chairman, President
                                      Chief Executive Officer        and Chief Executive
                                      and Director                   Officer, CCB Financial Corporation

David B. Jordan                       Vice Chairman                  Vice Chairman, CCB
                                      and Director                   Financial Corporation

W.L. Burns, Jr.                       Chairman Emeritus              Retired Chairman of
                                      and Director                   the Board, Central Carolina Bank Financial Corporation;
                                                                     Retired President and Chief Executive Officer, CCB
                                                                     Financial Corporation and Central Carolina Bank and Trust
                                                                     Company

W.L. ("Roy") Abercrombie, Jr.         Director                       Chairman, President and Chief Executive Officer, American
                                                                     Federal Bank, FSB

John M Barnhardt                      Director                       President, Treasurer and Chairman, Barnhardt & Walker, Inc.

J. Harper Beall, III                  Director                       President and Chief Executive Officer, Fairfield
                                                                     Chair Company

James B. Brame, Jr.                   Director                       President, Brame Specialty Co., Inc.

Timothy B. Burnett                    Director                       President, Bessemer Improvement Company

Blake P. Garrett, Jr.                 Director                       Partner, Garrett & Garrett Co.

Edward S. Holmes                      Director                       Partner, Holmes & McLaurin, Attorneys at Law

Dan C. Joyner                         Director                       President, Western South Carolina The Prudential/C. Dan
                                                                     Joyner Co.




                                                                   Other Substantial

                                      Position with                Business, Profession,

NAME                                   THE ADVISER                 VOCATION OR EMPLOYMENT

Owen G. Kenan                         Director                       President, Kenan Enterprises, Inc., Kenan Oil Co., Inc.,
                                                                     Kenan Developments, Inc.; Director, Kenan Transport
                                                                     Co., Inc.; Vice Chairman, Flagler Systems, Inc.; Chairman,
                                                                     Kenan Global Ent., LLC Other Substantial

Eugene J. McDonald                    Director                       President; Duke Management Company; Executive Vice President;
                                                                     Duke University; Director SBSF Funds, Inc., Sphinx Phar.

Bonnie McElveen-Hunter                Director                      President and Chief Executive Officer, Pace Communications, Inc.

Hamilton W. McKay, Jr., M.D.          Director                       Physician, Carolina Asthma & Allergy Center, P.A.

George J. Morrow                      Director                       Managing Director, Glaxo Wellcome UK Ltd.

Eric B. Munson                        Director                       Executive Director; University of North Carolina Hospitals

Dr. David Emory Shi                   Director                       Pesident, Furman University

Jimmy K. Stegall                      Director                       President, Service Oil of Monroe, Inc.

H. Allen Tate, Jr.                    Director                       President, Allen Tate Company, Inc.

James L. Williamson                   Director                       Retired Partner, KPMG Peat Marwick

Dr. Phail Wynn, Jr.                   Director                       President, Durham Technical Community College





                                                                   Other Substantial

                                      Position with                Business, Profession,

NAME                                   THE ADVISER                 VOCATION OR EMPLOYMENT

Robert C. Eubanks                     Director; President;           President; Franklin

                                      and Partner                    Street Partners, Inc.; Director, Franklin Street Trust
                                                                     Company, Director and President, Franklin Street
                                                                     Securities, Inc.; founder, McMillion and Eubanks Capital
                                                                     Management, Inc.; former Chairman of the Board of
                                                                     Trustees, University of North Carolina

George M. Salley                       Director,                     Vice President
                                       Vice President, and           Franklin Street

                                       Partner                       Advisors, Inc. and Franklin Street Trust Company; former
                                                                     Senior Vice President and portfolio manager,
                                                                     Wachovia Investment Management

Thomas W. Hudson, Jr.                  Director and Partner          Director, Franklin Street Trust Company, former Executive
                                                                     with Kohlberg, Kravis, Roberts & Co., former
                                                                     Partner with Deloitte, Huskins & Sells

William M. Moore, Jr.                  Director and Partner          Director, Franklin Street Trust Co., founder and Chief
                                                                     Executive Officer of Trident Financial Corporation

Richard V. Fulp                        Director and Partner          Director, Franklin Street Trust Company; former Group
                                                                     Executive Vice President, Bank of America; Director,
                                                                     Depository Trust Company; former Chairman of American Bankers
                                                                     Association Trust and Investment Management Division




                                                                   Other Substantial

                                      Position with                Business, Profession,

NAME                                   THE ADVISER                 VOCATION OR EMPLOYMENT

Paul J. Rizzo                         Director and Partner           Director, Franklin Street Trust Company, and Franklin Street
                                                                     Securities, Inc.; Vice Chairman of the Board, IBM;
                                                                     former Dean, Kenan Flagler Business School (University of
                                                                     North Carolina); and serves as independent director of
                                                                     several corporations traded on the New York Stock Exchange

M. Rex Teaney, III                     Director and Partner          President and Director, Franklin Street Trust Company; former
                                                                     Senior Vice President, Wachovia National Bank
                                                                     of North Carolina; Member, Board of Directors, Public
                                                                     Securities Association and Bank Capital Markets
                                                                     Association; Member, Municipal Securities Rulemaking Board




                                                                   Other Substantial

                                      Position with                Business, Profession,

NAME                                   THE SUB-ADVISER             VOCATION OR EMPLOYMENT

H. Michael Weaver                      Director and Partner          Director, Franklin Street Trust Company, and Franklin Street
                                                                     Securities, Inc.; Chairman of the Board, W.H.
                                                                     Weaver Construction Co. (Greensboro, NC); former Chairman of the Board of Trustees, University of North
                                                                     Carolina

Carol E. Manzon                        Secretary-                    Secretary-Treasurer,

                                       Treasurer                     Franklin Street Partners, Inc., Franklin Street Trust Company
                                                                     and Franklin Street Securities, Inc.

Susan T. Kaderbek                      Vice President                Vice President, Franklin Street Securities, Inc.; former tax analyst, Bear Stearns; former associate,
                                                                     McGladrey & Pullen and Arthur Andersen

Malcolm M. Trevillian                  Vice President                Vice President, Franklin Street Trust Company, Vice President,
                                                                     Franklin Street Advisors, former Vice President and Portfolio
                                                                     Manager, First Union Capital Management, former President,
                                                                     North Carolina Society of Financial Analysts


ITEM 27.       PRINCIPAL UNDERWRITERS:

(a)....Federated  Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer, Asst. Secretary

Pittsburgh, PA 15222-3779           and Asst. Treasurer,
                                    Federated Securities Corp.

Arthur L. Cherry                    Director                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales               --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                  Executive Vice President              President,
Federated Investors Tower           Federated Securities Corp.            Treasurer and
1001 Liberty Avenue                                                       Trustee

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (c)    Not applicable.


Item 28.       Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                           Federated Investors Tower
                                                    1001 Liberty Avenue
                                                    Pittsburgh, PA 15223-3779

     (Notices should be sent to the Agent for Service at the

above address)

                                                    5800 Corporate Drive
                                                    Pittsburgh, PA  15237-7010

               Federated Shareholder Services      P.O. Box 8600
               Company                             Boston, MA  02266-8600
               ("Transfer Agent and Dividend

               Disbursing Agent")

               Federated Administrative Services...Federated Investors Tower
               ("Administrator")                   Pittsburgh, PA  15222-3779

               Central Carolina Bank and Trust     111 Corcoran Street
               Company                             Durham, NC  27702

               ("Adviser")

               Franklin Street Advisors, Inc.      6330 Quadrangle Drive
               ("Sub-Adviser")                     Chapel Hill, NC 27514

               Fifth Third Bank                    38 Fountain Square Plaza
               ("Custodian")                       Cincinnati, Ohio 45263

Item 29.       Management Services:  Not applicable.

Item 30.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by reholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CCB FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of July, 1999.

                                    CCB FUNDS

                      BY: /s/C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      July 23, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                      DATE

By:  /s/C. Grant Anderson                Attorney In Fact         July 23, 1999
     C. Grant Anderson                   For the Persons
     ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Edward C. Gonzales*                      President, Treasurer
                                         and Trustee (Principal
                                         Financial and Accounting Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney